Unaudited Interim Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash Flows From Operating Activities:
Net loss	$ (7,686,900)	$ (2,940,528)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of intangible assets	302,950	343,753
Depreciation of leasehold improvements and equipment and right of use assets	450,929	582,378
Provision for expected credit loss on note receivable	4,015,847
Provision for expected credit loss on prepaid expenses and other assets	650,000
Changes in operating assets and liabilities:
Inventories	71,357	221,802
Accounts receivable	550,459	(58,964)
Prepaid expenses and other assets	(474,977)	(5,307,434)
Operating lease liability	(322,827)	(315,526)
Accounts payable	(598,977)	1,255,606
Deferred revenue	705,262	367,544
Other current liabilities	126,772	301,181
Amount due from/to related parties	(8,652)	(417)
Net Cash used in Operating Activities	(2,218,757)	(5,550,605)
Cash Flows From Investing Activities:
Purchase of leasehold improvements and equipment	(5,526)	(159,908)
Receipt from the collection of a promissory note		3,000,000
Purchase of a promissory note		(2,500,000)
Net Cash (used in) / provided by Investing Activities	(5,526)	340,092
Cash Flows From Financing Activities:
Proceeds from private placements		2,304,675
Repayment of loan payables	(344,053)	(606,226)
Net Cash (used in) / provided by Financing Activities	(344,053)	1,698,449
Effect of Exchange Rate Changes on Cash	(668,618)	174,449
Net changes in cash	(3,236,954)	(3,337,615)
Cash at beginning of the period	4,148,279	5,393,848
Cash at end of the period	911,325	2,056,233
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest	380,715	129,881
Cash paid for taxes
Supplemental Disclosure of Non-Cash Financing Information:
Settlement of convertible notes payable through the issuance of shares	$ 678,312	$ 400,000